Biotechnology Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.58%	7.99%		9.14%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(2.52%)	1.59%		2.90%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.32%)	(1.53%)		0.52%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.24%	0.76%		1.83%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(5.68%)	1.37%		3.17%